Financial Instruments and Risk Management (Market risk - Linkage Terms of Monetary Balances) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	$ (2)	$ 80
Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,755	2,084
Ifrs Cash And Cash Equivalents Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	327	420
Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	115	172
Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,260	1,376
Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	33	94
Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	20	22
Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	3,492	3,820
Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	384	858
Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,002	912
Other Current Liability [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	156	180
Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,909	1,829
Other Non Current Liabilities Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	41	41
US Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(494)	(704)
US Dollar risk[Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	717	824
US Dollar risk[Member] | Ifrs Cash And Cash Equivalents Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	55	78
US Dollar risk[Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	108	163
US Dollar risk[Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	545	523
US Dollar risk[Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	50
US Dollar risk[Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	9	10
US Dollar risk[Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,211	1,528
US Dollar risk[Member] | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	163	483
US Dollar risk[Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	196	194
US Dollar risk[Member] | Other Current Liability [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	43	42
US Dollar risk[Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	802	808
US Dollar risk[Member] | Other Non Current Liabilities Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	7	1
Euro Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(733)	(823)
Euro Currency Risk [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	268	298
Euro Currency Risk [Member] | Ifrs Cash And Cash Equivalents Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	20	10
Euro Currency Risk [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	1
Euro Currency Risk [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	224	261
Euro Currency Risk [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	18	22
Euro Currency Risk [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	5	4
Euro Currency Risk [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,218	1,178
Euro Currency Risk [Member] | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	148	143
Euro Currency Risk [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	201	225
Euro Currency Risk [Member] | Other Current Liability [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	52	82
Euro Currency Risk [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	784	689
Euro Currency Risk [Member] | Other Non Current Liabilities Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	33	39
Gbp Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	20	22
Gbp Currency Risk Member | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	50	74
Gbp Currency Risk Member | Ifrs Cash And Cash Equivalents Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	9	15
Gbp Currency Risk Member | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Gbp Currency Risk Member | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	39	58
Gbp Currency Risk Member | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	2	1
Gbp Currency Risk Member | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Gbp Currency Risk Member | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	50	72
Gbp Currency Risk Member | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	12	24
Gbp Currency Risk Member | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	24	33
Gbp Currency Risk Member | Other Current Liability [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	6	3
Gbp Currency Risk Member | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	8	12
Gbp Currency Risk Member | Other Non Current Liabilities Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Nis Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	613	704
Nis Currency Risk Member | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	44	83
Nis Currency Risk Member | Ifrs Cash And Cash Equivalents Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	2	2
Nis Currency Risk Member | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Nis Currency Risk Member | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	37	66
Nis Currency Risk Member | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	4	14
Nis Currency Risk Member | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	1
Nis Currency Risk Member | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	765	803
Nis Currency Risk Member | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	50	199
Nis Currency Risk Member | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	408	308
Nis Currency Risk Member | Other Current Liability [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	32	27
Nis Currency Risk Member | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	275	269
Nis Currency Risk Member | Other Non Current Liabilities Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
BRL Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	259	311
BRL Currency Risk Member | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	376	428
BRL Currency Risk Member | Ifrs Cash And Cash Equivalents Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	69	65
BRL Currency Risk Member | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
BRL Currency Risk Member | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	297	355
BRL Currency Risk Member | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	5	1
BRL Currency Risk Member | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	5	7
BRL Currency Risk Member | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	135	131
BRL Currency Risk Member | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	6	6
BRL Currency Risk Member | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	103	91
BRL Currency Risk Member | Other Current Liability [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	13	14
BRL Currency Risk Member | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	13	19
BRL Currency Risk Member | Other Non Current Liabilities Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	1
Rmb Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	141	215
Rmb Currency Risk [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	238	314
Rmb Currency Risk [Member] | Ifrs Cash And Cash Equivalents Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	151	230
Rmb Currency Risk [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	6	5
Rmb Currency Risk [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	81	78
Rmb Currency Risk [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	1
Rmb Currency Risk [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Rmb Currency Risk [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	97	99
Rmb Currency Risk [Member] | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	3	3
Rmb Currency Risk [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	61	57
Rmb Currency Risk [Member] | Other Current Liability [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	9	11
Rmb Currency Risk [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	24	28
Rmb Currency Risk [Member] | Other Non Current Liabilities Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	192	195
Other [Member] | Total financial assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	62	63
Other [Member] | Ifrs Cash And Cash Equivalents Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	21	20
Other [Member] | Short term investments and deposits [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	3
Other [Member] | Trade receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	37	35
Other [Member] | Other receivables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	4	5
Other [Member] | Other non-current assets [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Other [Member] | Total financial liabilities [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	16	9
Other [Member] | Short-term debt [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	2	0
Other [Member] | Trade payables [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	9	4
Other [Member] | Other Current Liability [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	1
Other [Member] | Long term debt, debentures and others [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	3	4
Other [Member] | Other Non Current Liabilities Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1	0
Non-derivative instruments [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(1,737)	(1,736)
Non-derivative instruments [Member] | US Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(494)	(704)
Non-derivative instruments [Member] | Euro Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(950)	(880)
Non-derivative instruments [Member] | Gbp Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	2
Non-derivative instruments [Member] | Nis Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	(721)	(720)
Non-derivative instruments [Member] | BRL Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	241	297
Non-derivative instruments [Member] | Rmb Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	141	215
Non-derivative instruments [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	46	54
Derivative instruments [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,735	1,656
Derivative instruments [Member] | US Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Derivative instruments [Member] | Euro Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	217	57
Derivative instruments [Member] | Gbp Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	20	20
Derivative instruments [Member] | Nis Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,334	1,424
Derivative instruments [Member] | BRL Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	18	14
Derivative instruments [Member] | Rmb Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Derivative instruments [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	146	141
Swap Usd To Ils [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	206	344
Swap Usd To Ils [Member] | US Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Swap Usd To Ils [Member] | Euro Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Swap Usd To Ils [Member] | Gbp Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Swap Usd To Ils [Member] | Nis Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	206	344
Swap Usd To Ils [Member] | BRL Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Swap Usd To Ils [Member] | Rmb Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Swap Usd To Ils [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Cylinder instruments [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	57	62
Cylinder instruments [Member] | US Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Cylinder instruments [Member] | Euro Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	40	45
Cylinder instruments [Member] | Gbp Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	12	12
Cylinder instruments [Member] | Nis Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Cylinder instruments [Member] | BRL Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Cylinder instruments [Member] | Rmb Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Cylinder instruments [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	5	5
Forward Transactions Hedge Accounting [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	320	345
Forward Transactions Hedge Accounting [Member] | US Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Forward Transactions Hedge Accounting [Member] | Euro Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Forward Transactions Hedge Accounting [Member] | Gbp Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Forward Transactions Hedge Accounting [Member] | Nis Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	320	345
Forward Transactions Hedge Accounting [Member] | BRL Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Forward Transactions Hedge Accounting [Member] | Rmb Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Forward Transactions Hedge Accounting [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Forward contracts [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	1,152	905
Forward contracts [Member] | US Dollar risk[Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Forward contracts [Member] | Euro Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	177	12
Forward contracts [Member] | Gbp Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	8	8
Forward contracts [Member] | Nis Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	808	735
Forward contracts [Member] | BRL Currency Risk Member
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	18	14
Forward contracts [Member] | Rmb Currency Risk [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	0	0
Forward contracts [Member] | Other [Member]
Disclosure of financial instruments [Line Items]
Exposure on monetary balances	$ 141	$ 136